Comprehensive Income	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Comprehensive Income (Loss) Note
NOTE 19: ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
The Company’s accumulated other comprehensive (loss) income includes unrecognized benefit plan gains and losses, unrealized gains and losses on marketable securities classified as available-for-sale, and foreign currency translation adjustments. Accumulated other comprehensive (loss) income is a separate component of shareholder’s equity in the Company’s Consolidated Balance Sheets.
The following table summarizes the activity for each component of accumulated other comprehensive (loss) income (in thousands):

	Unrecognized Benefit Plan Gains and Losses	Foreign Currency Translation Adjustments (2)	Unrecognized Gain on Marketable Securities	Total
Balance at December 30, 2012 (Predecessor)	$(905,314)	$(2,810)	$—	$(908,124)
Fresh-start reporting adjustments to eliminate Predecessor's accumulated other comprehensive income (loss), net of taxes of $163,183 and $(543), respectively (1)	905,314	2,810	—	908,124
Balance at December 31, 2012 (Successor)	—	—	—	—
Other comprehensive income	140,590	95	—	140,685
Balance at December 29, 2013 (Successor)	140,590	95	—	140,685
Distributed in Publishing Spin-off	(2,083)	(7)	—	(2,090)
Other comprehensive (loss) income	(187,830)	(2,753)	5,447	(185,136)
Balance at December 28, 2014 (Successor)	(49,323)	(2,665)	5,447	(46,541)
Other comprehensive loss	(8,068)	(13,099)	(3,308)	(24,475)
Balance at December 31, 2015 (Successor)	$(57,391)	$(15,764)	$2,139	$(71,016)

(1)
As a result of the adoption of fresh-start reporting, amounts included in the Predecessor’s accumulated other comprehensive (loss) income at December 30, 2012 were eliminated. As a result, the Company recorded $1.071 billion of previously unrecognized pretax losses in reorganization items, net in the Predecessor’s Consolidated Statement of Operations for December 31, 2012. The net balance at December 30, 2012 of $(905) million for benefit plans was comprised of $(948) million related to pension plans and $43 million related to other postretirement plans.

(2)
The changes included a loss of $2 million in each of 2015 and 2014, net of taxes, and an immaterial impact for 2013, related to the Company’s 32.1% investment interest in CareerBuilder and the Company’s 31.3% investment interest in TV Food Network. See Note 9 for the discussion of the Company’s equity-method investments.